Tax Matters - Provision for Taxes on Income (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Repatriation tax provisional liability				$ 15,200
Tax benefit related to measurement adjustment			$ 100
Repatriation tax liability		$ 15,000
Payment for repatriation tax	$ 750
Provisional expense related to future taxes on global intangible low-taxed income				1,000
Deferred tax liability on global intangible low-taxed income			200
Expense related to future taxes on global intangible low-taxed income			1,200
Deconsolidation gain		2,700	2,700
Tax benefits from resolution of certain tax positions		(1,600)	700	150
Tax benefits associated with implementation of organizational structure		400
Tax benefits related to certain asset impairments		(620)	(740)
Tax benefits associated with the enactment of the TCJA		325	600
Tax benefits associated with certain current year tax initiatives			500
Tax benefits related to the repatriation tax on deemed repatriated accumulated earnings of foreign subsidiaries			160
Tax benefit associated with the remeasurement of other U.S. deferred tax liabilities			140
Tax expense related to future taxes on global intangible low-taxed income			$ 200
Tax benefit from Tax Cuts and Jobs Act of 2017				10,700
Tax benefit associated with remeasurement of U.S. deferred tax liabilities on remitted earnings of foreign subsidiaries				22,800
Tax benefit associated with remeasurement of U.S. deferred tax liabilities primarily intangibles				1,600
Expense related to repatriation tax on deemed repatriated accumulated pre-2017 earnings of foreign subsidiaries				12,900
Expense related to future taxes on global intangible low-taxed income				1,000
Tax benefit primarily associated with certain tax initiatives				100
Deferred income taxes on certain current-year funds earned outside of the U.S.				1,300
Tax benefit related to net losses on early retirement of debt				370
Fee payable to Federal Government				$ 307
Income Taxes Payable [Member]
Income Taxes [Line Items]
Repatriation tax liability		$ 600